Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 182	$ 192
Increase based on tax positions related to current year	11	27
Increase based on tax positions of prior years	2	0
Increase related to acquisitions	0	11
Settlements	(5)	(1)
Foreign currency translation	(5)	5
Statute expirations	(43)	(52)
Balance, ending of year	$ 142	$ 182